Accrued Expenses and Other Liabilities	12 Months Ended
Dec. 31, 2025
Accrued Expenses and Other Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES

13. ACCRUED EXPENSES AND OTHER LIABILITIES

Accrued expenses and other liabilities consisted of the following:

	As of December 31,
	2024	2025
	RMB	RMB	US$
Reimbursement payables	1,240	1,848	264
Deferred income	200	75	11
Social welfare payables	346	374	53
Deposit	99	497	71
Maintenance fee payables	455	272	39
Deferred IPO expenses	2,721	-	-
Others	556	397	57
	5,617	3,463	495